Contract Liabilities (Non-Current and Current) - Summary of Contract liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of contract liabilities [line items]
Total contract liabilities	€ 23,103	€ 22,099	€ 15,533
Less non-current portion	(9,089)	(9,934)
Current portion	14,014	12,165
Advance payments [member]
Disclosure of contract liabilities [line items]
Total contract liabilities	11,821	10,312
Natuzzi's trademarks [member]
Disclosure of contract liabilities [line items]
Total contract liabilities	7,108	7,491
Natuzzi Display System [member]
Disclosure of contract liabilities [line items]
Total contract liabilities	3,369	3,399
Service type warranties [member]
Disclosure of contract liabilities [line items]
Total contract liabilities	€ 805	€ 897